CONVERTIBLE NOTE RECEIVABLE (RELATED PARTY) - Additional Information (Details) - SYME Strategic Investment [Member]			1 Months Ended
	Mar. 14, 2025 USD ($)	Mar. 14, 2025 £ / shares	Mar. 31, 2025 USD ($)	Oct. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aggregate purchase price in cash	$ 5,150,000
Percentage of annual interest rate on notes	14.33%
Notes basis spread on variable rate	10.00%
Fixed conversion rate | £ / shares		£ 0.00003
Conversion price per share | £ / shares		£ 0.000039
Convertible Note Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Initial fair value of convertible note receivable			$ 260,000
Payments to acquire convertible notes receivable			$ 150,000
Fair value of convertible note receivable					$ 2,011,700
Convertible notes receivable					2,957,394
Interest accrued					$ 66,419
Convertible notes receivable remaining amount				$ 2,192,606